CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Mar. 21, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share consolidation ratio	0.17